Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ 6,978	$ 20,369	$ (16,197)	$ 19,712
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax	(4,225)	0	(15,892)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	(18,304)	58,893	(40,711)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	923	0	(502)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	8,215	(22,327)	21,196
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	24,043	(36,503)	(115,571)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	(29,184)	9,799	41,272
Accumulated Other Comprehensive Income (Loss), Net of Tax	(52,615)	(86,784)
Interest Rate Swap [Member]
Component of Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	(17,295)	(65,191)	(83,153)	(14,493)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	77,269	28,803	(110,755)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	(29,373)	(10,841)	42,095
Swap [Member]
Component of Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	(53,226)	(65,306)	(4,816)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	189	20,640	(823)
Gain (Loss) on Settlement of Forward Swaps	(42,298)	(41,962)	(8,399)	(10,275)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Pre-tax	52,701	11,103	7,515
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (52,615)	$ (86,784)	$ (107,749)